Premises and equipment-Summary of Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,568,341	¥ 3,561,785
Less: Accumulated depreciation and amortization	1,745,321	1,748,107
Premises and equipment—net	1,823,020	1,813,678
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	562,520	570,626
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	673,974	741,887
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	409,053	392,780
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	217,966	212,741
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	44,441	62,010
Software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,660,387	¥ 1,581,741